UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	June 30
Date of reporting period:	June 30, 2025

T-REX 2X Long NVIDIA Daily Target ETF T-REX 2X Inverse NVIDIA Daily Target ETF T-REX 2X Long Tesla Daily Target ETF T-REX 2X Inverse Tesla Daily Target ETF (the “T-REX ETFs)

ITEM 1.(a).  Reports to Stockholders.

T-REX 2X Long Tesla Daily Target ETF Tailored Shareholder Report

annual Shareholder Report June 30, 2025 T-REX 2X Long Tesla Daily Target ETF Ticker: TSLT (Listed on the Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the T-REX 2X Long Tesla Daily Target ETF for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.rexshares.com/tslt/. You can also request this information by contacting us at (833) 759‑6110.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long Tesla Daily Target ETF	$119	1.05%

Market Overview

For the twelve months ending June 30, 2025, Tesla Inc. (“TSLA”) continued its position as a highly traded and influential equity within the U.S. markets, advancing 51.37% over the period. The stock’s gains were supported by breakthroughs in autonomous driving, AI integration, and expansion in energy storage. However, Tesla experienced significant intraday volatility and sharp price reversals around key corporate developments, which affected the performance of leveraged ETFs designed to track its daily returns.

Fund Objective: The T-Rex 2x Long Tesla Daily Target ETF (the “Fund”) seeks daily investment results, before fees and expenses, of 200% of the daily performance of TSLA.

• Fund Performance: For the period of July 1, 2024 to June 30, 2025, the Fund returned +27.45%, while TSLA’s shares increased +51.37% over the same period. The Fund’s broad based index, the S&P 500® Index, over the same period, returned +15.16%.

• Performance Drivers: Despite strong performance from TSLA over the year—fueled by breakthroughs in autonomous driving, AI robotics, and an expansion of the company’s energy storage business—the Fund returned far less than 2x the stock’s price appreciation. This was again due to compounding drag in a volatile market environment, particularly during months where TSLA experienced sharp reversals that negatively impacted the Fund’s ability to track the 2x cumulative return over longer periods.

Cumulative Performance

(based on a hypothetical $10,000 investment)

T-REX 2X Long Tesla Daily Target ETF - $6,445
S&P 500® Index - $14,729
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
10/19/2023*
12/31/2023
6/30/2024
12/31/2024
6/30/2025

*	Inception

Annual Performance

	1 Year	Average Annual Return Since Inception
T-REX 2X Long Tesla Daily Target ETF	27.45%	-22.78%
S&P 500® Index	15.16%	25.56%
The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.Visit www.rexshares.com/tslt/ for more recent performance information.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

T-REX 2X Long Tesla Daily Target ETF Tailored Shareholder Report

Market Exposure

Total Return Swap Contracts	193.68%
Common Stocks	6.32%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	42.94%
Other Assets, Net of Liabilities	33.40%
Derivatives	17.34%
Common Stocks	6.32%

Key Fund Statistics

(as of June 30, 2025)

Fund Net Assets	$382,651,392
Number of Holdings	7
Total Advisory Fee Paid	$4,385,198
Portfolio Turnover Rate	19,034.58%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://www.rexshares.com/tslt/.

What did the Fund invest in?

(% of Net Assets as of June 30, 2025)

T-REX 2X Inverse Tesla Daily Target ETF Tailored Shareholder Report

annual Shareholder Report June 30, 2025 T-REX 2X Inverse Tesla Daily Target ETF Ticker: TSLZ (Listed on the Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the T-REX 2X Inverse Tesla Daily Target ETF for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.rexshares.com/tslz/. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Inverse Tesla Daily Target ETF	$56	1.05%

Market Overview

For the twelve months ending June 30, 2025, Tesla Inc. (“TSLA”) continued its position as a highly traded and influential equity within the U.S. markets, advancing 51.37% over the period. The stock’s gains were supported by breakthroughs in autonomous driving, AI integration, and expansion in energy storage. However, Tesla experienced significant intraday volatility and sharp price reversals around key corporate developments, which affected the performance of inverse ETFs designed to track its daily returns.

Fund Objective: The T-Rex 2x Inverse Tesla Daily Target ETF (the “Fund”) seeks daily investment results, before fees and expenses, of –200% of the daily performance of TSLA.

• Fund Performance: For the period of July 1, 2024 to June 30, 2025, the Fund returned -93.07%, while TSLA’s shares increased +51.37% over the same period. The Fund’s broad based index, the S&P 500® Index, over the same period, returned +15.16%.

• Performance Drivers: The Fund was designed to benefit from daily declines in Tesla stock. However, with TSLA in a sustained uptrend, the Fund’s performance was severely impacted by the compounding effect of daily losses. Tesla’s large daily price swings throughout the year further exacerbated losses in the Fund, especially during earnings seasons and AI-related market rallies.

Cumulative Performance

(based on a hypothetical $10,000 investment)

T-REX 2X Inverse Tesla Daily Target ETF - $1,348
S&P 500® Index - $14,729
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
10/19/2023*
12/31/2023
6/30/2024
12/31/2024
6/30/2025

*	Inception

Annual Performance

	1 Year	Average Annual Return Since Inception
T-REX 2X Inverse Tesla Daily Target ETF	-93.07%	-80.18%
S&P 500® Index	15.16%	25.56%
The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.Visit www.rexshares.com/tslz/ for more recent performance information.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

T-REX 2X Inverse Tesla Daily Target ETF Tailored Shareholder Report

Market Exposure

Total Return Swap Contracts	-200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	217.66%
Derivatives	-17.77%
Other Assets, Net of Liabilities	-99.89%

Key Fund Statistics

(as of June 30, 2025)

Fund Net Assets	$89,559,610
Number of Holdings	3
Total Advisory Fee Paid	$773,517
Portfolio Turnover Rate	0.00%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://www.rexshares.com/tslz/.

What did the Fund invest in?

(% of Net Assets as of June 30, 2025)

T-REX 2X Long NVIDIA Daily Target ETF Tailored Shareholder Report

annual Shareholder Report June 30, 2025 T-REX 2X Long NVIDIA Daily Target ETF Ticker: NVDX (Listed on the Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the T-REX 2X Long NVIDIA Daily Target ETF for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.rexshares.com/nvdx/. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long NVIDIA Daily Target ETF	$104	1.05%

Market Overview

During the twelve-month period ended June 30, 2025, Nvidia Corporation (“NVDA”) stood out in U.S. equity markets as a leading growth stock driven by strong momentum in artificial intelligence, semiconductor innovation, and data center demand. Investor enthusiasm propelled the stock to a 27.14% gain despite periods of pronounced daily volatility, especially in the second half of 2024. These price swings notably influenced the returns of leveraged products tracking NVDA’s daily performance.

Fund Objective: The T-Rex 2x Long NVIDIA Daily Target ETF (the “Fund”) seeks daily investment results, before fees and expenses, of 200% of the daily performance of NVDA.

• Fund Performance: For the period of July 1, 2024 to June 30, 2025, the Fund returned -1.49%, compared to a +27.14% return for the common shares of NVDA. The Fund’s broad based index, the S&P 500® Index, over the same period, returned +15.16%.

• Performance Drivers: While NVDA shares appreciated over the one-year period, the Fund’s compounding drag impacted returns. Due to the Fund’s daily reset feature, the compounding of daily returns in a volatile environment led to significant underperformance relative to the expected two-times return of NVDA over the full year. Volatility, particularly during the second half of 2024, eroded cumulative gains despite the stock’s net appreciation.

Cumulative Performance

(based on a hypothetical $10,000 investment)

T-REX 2X Long NVIDIA Daily Target ETF - $66,584
S&P 500® Index - $14,729
$70,000
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
10/19/2023*
12/31/2023
6/30/2024
12/31/2024
6/30/2025

*	Inception

Annual Performance

	1 Year	Average Annual Return Since Inception
T-REX 2X Long NVIDIA Daily Target ETF	-1.49%	205.06%
S&P 500® Index	15.16%	25.56%
The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.Visit www.rexshares.com/nvdx/ for more recent performance information.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

T-REX 2X Long NVIDIA Daily Target ETF Tailored Shareholder Report

Market Exposure

Total Return Swap Contracts	200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	86.28%
Derivatives	10.08%
Other Assets in Excess of Liabilities	3.64%

Key Fund Statistics

(as of June 30, 2025)

Fund Net Assets	$646,713,990
Number of Holdings	6
Total Advisory Fee Paid	$6,472,477
Portfolio Turnover Rate	37,731.66%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://www.rexshares.com/nvdx/.

What did the Fund invest in?

(% of Net Assets as of June 30, 2025)

T-REX 2X Inverse NVIDIA Daily Target ETF Tailored Shareholder Report

annual Shareholder Report June 30, 2025 T-REX 2X Inverse NVIDIA Daily Target ETF Ticker: NVDQ (Listed on the Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the T-REX 2X Inverse NVIDIA Daily Target ETF for the period of July 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.rexshares.com/nvdq/. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Inverse NVIDIA Daily Target ETF	$65	1.05%

Market Overview

During the twelve-month period ended June 30, 2025, Nvidia Corporation (“NVDA”) stood out in U.S. equity markets as a leading growth stock driven by strong momentum in artificial intelligence, semiconductor innovation, and data center demand. Investor enthusiasm propelled the stock to a 27.14% gain despite periods of pronounced daily volatility, especially in the second half of 2024. These price swings notably influenced the returns of inverse products tracking NVDA’s daily performance.

Fund Objective: The T-Rex 2x Inverse NVIDIA Daily Target ETF (the “Fund”) seeks daily investment results, before fees and expenses, of –200% of the daily performance of NVDA.

• Fund Performance: For the period of July 1, 2024 to June 30, 2025, the Fund returned -76.27%, while NVDA’s shares increased +27.14% over the same period. The Fund’s broad based index, the S&P 500® Index, over the same period, returned +15.16%.

• Performance Drivers: As a 2x inverse daily ETF, the Fund was expected to deliver the opposite of NVDA’s daily movements, magnified by a factor of two. With NVDA appreciating steadily over the year—buoyed by strong AI chip demand and continued earnings beats—the Fund suffered substantial losses. Daily resetting in a trending upward market, combined with periodic volatility, resulted in significant negative compounding.

Cumulative Performance

(based on a hypothetical $10,000 investment)

T-REX 2X Inverse NVIDIA Daily Target ETF - $177
S&P 500® Index - $14,729
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
10/19/2023*
12/31/2023
6/30/2024
12/31/2024
6/30/2025

*	Inception

Annual Performance

	1 Year	Average Annual Return Since Inception
T-REX 2X Inverse NVIDIA Daily Target ETF	-76.27%	-90.69%
S&P 500® Index	15.16%	25.56%
The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.Visit www.rexshares.com/nvdq/ for more recent performance information.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

T-REX 2X Inverse NVIDIA Daily Target ETF Tailored Shareholder Report

Market Exposure

Total Return Swap Contracts	-200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	132.44%
Other Assets, Net of Liabilities	-2.30%
Derivatives	-30.14%

Key Fund Statistics

(as of June 30, 2025)

Fund Net Assets	$47,572,512
Number of Holdings	2
Total Advisory Fee Paid	$501,473
Portfolio Turnover Rate	0.00%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://www.rexshares.com/nvdq/.

What did the Fund invest in?

(% of Net Assets as of June 30, 2025)

ITEM 1.(b).  No notice transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940 contained disclosures specified by paragraph (c)(3) of that rule.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(f) The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $50,000 for 2025 and $50,000 for 2024.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2024.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $13,200 for 2025 and $13,200 for 2024. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2025 and $0 for 2024.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	NA

(c)	0%

(d)	NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2025 and $0 for 2024.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. Each of the registrant’s Trustees serves as a member of its Audit Committee.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

T-REX 2X LONG TESLA DAILY TARGET ETF

T-REX 2X INVERSE TESLA DAILY TARGET ETF

T-REX 2X LONG NVIDIA DAILY TARGET ETF

T-REX 2X INVERSE NVIDIA DAILY TARGET ETF

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Year Ended June 30, 2025

T-REX Daily Target ETFs

FINANCIAL STATEMENTS | June 30, 2025

T REX 2X LONG TESLA DAILY TARGET ETF

Schedule of InvestmentsJune 30, 2025

See Notes to Financial Statements

	Shares	Value
COMMON STOCKs - 6.32%
Tesla Inc.(a)	76,083	$24,168,526

TOTAL COMMON STOCKs - 6.32%		24,168,526
(Cost: $24,178,193)

TOTAL INVESTMENTS - 6.32%		24,168,526
(Cost: $24,178,193)
Other Assets, Net of Liabilities - 93.68%(b)		358,482,866
TOTAL NET ASSETS - 100.00%		$382,651,392

SWAP CONTRACTS
TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
TD Cowen	Tesla Inc.	Receive	OBFR01(c) +300bps	Monthly	4/30/26	$121,430,300	$38,138,881
CF Secured, LLC.	Tesla Inc.	Receive	OBFR01(c) +400bps	Monthly	7/10/25	181,922,929	(1,500,241)
Marex Prime Services	Tesla Inc.	Receive	OBFR01(c) +400bps	Monthly	12/7/25	87,043,287	(128,865)
Natixis	Tesla Inc.	Receive	OBFR01(c) +500bps	Monthly	4/13/26	175,498,256	36,784,311
Clear Street Derivatives, LLC.	Tesla Inc.	Receive	OBFR01(c) +300bps	Quarterly	8/26/26	4,641,966	(608,457)
Clear Street Derivatives, LLC.	Tesla Inc.	Receive	OBFR01(c) +400bps	Quarterly	12/15/26	170,639,646	(6,352,639)
TOTAL RETURN SWAP CONTRACTS						$741,176,384	$66,332,990

(a)Non-income producing.

(b)Includes cash which is being held as collateral for total return swap contracts.

(c)OBFR01 - Overnight Bank Funding Rate, 4.33% as of June 30, 2025.

FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X INVERSE TESLA DAILY TARGET ETF

Schedule of InvestmentsJune 30, 2025

See Notes to Financial Statements

Other Assets, Net of Liabilities - 100.00%(a)	$89,559,610
TOTAL NET ASSETS - 100.00%	$89,559,610

SWAP CONTRACTS
TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
CF Secured, LLC.	Tesla, Inc.	Pay	OBFR01(b) -300bps	Monthly	7/10/25	$(59,724,845)	$(3,611,439)
TD Cowen	Tesla, Inc.	Pay	OBFR01(b) -50bps	Monthly	4/30/26	(60,229,289)	(13,035,747)
Clear Street Derivatives, LLC.	Tesla, Inc.	Pay	OBFR01(b) -45bps	Quarterly	10/7/26	(59,190,858)	735,680
TOTAL RETURN SWAP CONTRACTS						$(179,144,992)	$(15,911,506)

(a)Includes cash which is being held as collateral for total return swap contracts.

(b)OBFR01 - Overnight Bank Funding Rate, 4.33% as of June 30, 2025.

FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X LONG NVIDIA DAILY TARGET ETF

Schedule of InvestmentsJune 30, 2025

See Notes to Financial Statements

Other Assets In Excess of Liabilities - 100.00%(a)	$646,713,990
TOTAL NET ASSETS - 100.00%	$646,713,990

SWAP CONTRACTS
TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Pay/Receive Equity on Reference Entity	Financing Rate		Pay/Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
CF Secured, LLC.	NVIDIA Corp.	Receive	OBFR01 +400bps	(b)	Monthly	9/5/25	$321,469,205	$5,041,635
Marex Prime Services	NVIDIA Corp.	Receive	OBFR01 +500bps	(b)	Monthly	11/4/25	241,411,722	(467,636)
TD Cowen	NVIDIA Corp.	Receive	OBFR01 +300bps	(b)	Monthly	3/26/26	202,253,900	46,235,680
Natixis	NVIDIA Corp.	Receive	OBFR01 +350bps	(b)	Monthly	7/31/26	269,949,456	(1,399,774)
Clear Street Derivatives, LLC.	NVIDIA Corp.	Receive	OBFR01 +300bps	(b)	Quarterly	7/29/26	3,949,750	1,196,881
Clear Street Derivatives, LLC.	NVIDIA Corp.	Receive	OBFR01 +500bps	(b)	Quarterly	12/8/26	254,710,688	14,574,989
TOTAL RETURN SWAP CONTRACTS							$1,293,744,721	$65,181,775

(a)Includes cash which is being held as collateral for total return swap contracts.

(b)OBFR01 - Overnight Bank Funding Rate, 4.33% as of June 30, 2025.

FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X INVERSE NVIDIA DAILY TARGET ETF

Schedule of InvestmentsJune 30, 2025

See Notes to Financial Statements

Other Assets, Net of Liabilities - 100.00%(a)	$47,572,512
TOTAL NET ASSETS - 100.00%	$47,572,512

SWAP CONTRACTS
TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation	Pay/Receive Equity on Reference Entity	Financing Rate		Pay/Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
CF Secured, LLC.	NVIDIA Corp.	Pay	OBFR01 -250bps	(b)	Monthly	10/10/25	$(41,365,574)	$(10,692,334)
Clear Street Derivatives, LLC.	NVIDIA Corp.	Pay	OBFR01 -45bps	(b)	Quarterly	12/8/26	(53,791,803)	(3,644,969)
TOTAL RETURN SWAP CONTRACTS							$(95,157,377)	$(14,337,303)

(a)Includes cash which is being held as collateral for total return swap contracts.

(b)OBFR01 - Overnight Bank Funding Rate, 4.33% as of June 30, 2025.

FINANCIAL STATEMENTS | June 30, 2025

See Notes to Financial Statements

T-REX 2X DAILY TARGET ETFS

Statements of Assets and LiabilitiesJune 30, 2025

	Long Tesla	Inverse Tesla	Long NVIDIA	Inverse NVIDIA
ASSETS
Investments at value(1) (Note 1)	$24,168,526	$—	$—	$—
Cash collateral held for open total return swap contracts (Note 1)	226,317,841	187,752,304	384,396,090	58,721,685
Cash	72,439,677	7,184,927	165,279,527	4,281,555
Receivable for capital stock sold	12,083,728	—	25,524,346	5,444,404
Net unrealized appreciation on total return swap contracts	66,332,990	—	65,181,775	—
Due from counterparty on total return swap contracts	5,835,186	—	71,795,068	—
TOTAL ASSETS	407,177,948	194,937,231	712,176,805	68,447,644

LIABILITIES
Payable for capital stock redeemed	—	3,190,292	8,897,057	—
Payable for securities purchased	24,178,193	—	—	—
Accrued advisory fees (Note 2)	348,363	88,421	492,069	38,554
Net unrealized depreciation on total return swap contracts	—	15,911,506	—	14,337,303
Due to counterparty on total return swap contracts	—	86,187,402	—	6,499,275
Payable to affiliate	—	—	56,073,689	—
TOTAL LIABILITIES	24,526,556	105,377,621	65,462,815	20,875,132
NET ASSETS	$382,651,392	$89,559,610	$646,713,990	$47,572,512

Net assets consist of:
Paid-in capital	$314,978,604	$242,014,734	$557,719,915	$104,869,766
Distributable earnings (accumulated deficits)	67,672,788	(152,455,124)	88,994,075	(57,297,254)
Net Assets	$382,651,392	$89,559,610	$646,713,990	$47,572,512

NET ASSET VALUE PER SHARE
Net Assets	$382,651,392	$89,559,610	$646,713,990	$47,572,512
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	23,750,000	54,180,000	44,340,000	34,951,494
Net Asset Value and Offering Price Per Share	$16.11	$1.65	$14.59	$1.36

(1)Identified cost of	$24,178,193	$—	$—	$—

FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS

Statements of OperationsYear Ended June 30, 2025

See Notes to Financial Statements

	Long Tesla	Inverse Tesla	Long NVIDIA	Inverse NVIDIA
INVESTMENT INCOME
Dividend income	$—	$—	$9,625	$—
Total investment income	—	—	9,625	—

EXPENSES
Investment Advisory fees (Note 2)	4,385,198	773,517	6,472,477	501,473
Total expenses	4,385,198	773,517	6,472,477	501,473

Net investment income (loss)	(4,385,198)	(773,517)	(6,462,852)	(501,473)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	(5,904,097)	—	18,830,426	—
Net realized gain (loss) on total return swap contracts	317,534,353	(116,681,985)	232,561,639	(21,299,102)
Net realized gain (loss) on investments and total return swap contracts	311,630,256	(116,681,985)	251,392,065	(21,299,102)

Net change in unrealized appreciation (depreciation) on investments	(9,667)	—	853,185	—
Net change in unrealized appreciation (depreciation) on total return swap contracts	(31,863,498)	(7,118,013)	(148,157,535)	(13,230,960)
Net change in unrealized appreciation (depreciation) on investments and total return swap contracts	(31,873,165)	(7,118,013)	(147,304,350)	(13,230,960)

Total net realized and unrealized gain (loss) on investments and total return swap contracts	279,757,091	(123,799,998)	104,087,715	(34,530,062)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$275,371,893	$(124,573,515)	$97,624,863	$(35,031,535)

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FINANCIAL STATEMENTS | June 30, 2025

FINANCIAL STATEMENTS | June 30, 2025

See Notes to Financial Statements

See Notes to Financial Statements

T-REX 2X DAILY TARGET ETFS

T-REX 2X DAILY TARGET ETFS

Statements of Changes in Net Assets

	Long Tesla		Inverse Tesla		Long NVIDIA		Inverse NVIDIA
	Year Ended June 30, 2025	Period Ended June 30, 2024*	Year Ended June 30, 2025	Period Ended June 30, 2024*	Year Ended June 30, 2025	Period Ended June 30, 2024*	Year Ended June 30, 2025	Period Ended June 30, 2024*

INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$(4,385,198)	$(1,312,440)	$(773,517)	$(141,179)	$(6,462,852)	$(1,531,597)	$(501,473)	$(69,833)
Net realized gain (loss) on investments and total return swap contracts	311,630,256	(146,538,443)	(116,681,985)	(14,147,461)	251,392,065	145,209,835	(21,299,102)	(17,423,578)
Net change in unrealized appreciation (depreciation) on investments and total return swap contracts	(31,873,165)	98,196,488	(7,118,013)	(8,793,493)	(147,304,350)	212,486,125	(13,230,960)	(1,106,343)
Increase (decrease) in net assets from operations	275,371,893	(49,654,395)	(124,573,515)	(23,082,133)	97,624,863	356,164,363	(35,031,535)	(18,599,754)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders	—	—	(1,847,467)	(469,104)	(92,910,312)	—	(2,059,219)	(130,434)
Decrease in net assets from distributions	—	—	(1,847,467)	(469,104)	(92,910,312)	—	(2,059,219)	(130,434)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Proceeds from shares issued	1,300,315,815	590,241,327	1,098,130,482	300,007,334	2,006,642,272	1,146,203,765	739,617,657	137,450,946
Cost of shares redeemed	(1,526,129,186)	(207,494,062)	(923,536,836)	(235,069,151)	(2,015,230,297)	(851,780,664)	(693,450,171)	(80,224,978)
Increase (decrease) in net assets from capital stock transactions	(225,813,371)	(382,747,265)	174,593,646	64,938,183	(8,588,025)	294,423,101	46,167,486	57,225,968

NET ASSETS
Increase (decrease) during period	49,558,522	333,092,870	48,172,664	41,386,946	(3,873,474)	650,587,464	9,076,732	38,495,780
Beginning of period	333,092,870	—	41,386,946	—	650,587,464	—	38,495,780	—

End of period	$382,651,392	$333,092,870	$89,559,610	$41,386,946	$646,713,990	$650,587,464	$47,572,512	$38,495,780

*The Funds commenced operations on October 19, 2023.

FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS

Financial HighlightsSelected Per Share Data Throughout Each Period

See Notes to Financial Statements

	Long Tesla
	Year Ended June 30, 2025		Period Ended June 30, 2024*

Net asset value, beginning of period	$12.64		$25.00
Investment activities
Net investment income (loss)(1)	(0.21)		(0.08)
Net realized and unrealized gain (loss) on investments	3.68		(12.28)
Total from investment activities	3.47		(12.36)

Net asset value, end of period	$16.11		$12.64

Total Return(2)	27.45%		(49.44%	)
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses	1.05%		1.05%
Net investment income (loss)	(1.05%	)	(1.05%	)
Portfolio turnover rate(2)	19,034.58%		0.00%	(4)
Net assets, end of period (000’s)	$382,651		$333,093

(1) Per share amounts calculated using the average shares outstanding during the period.

(2) Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3) Ratios to average net assets have been annualized for periods less than one year.

(4) Ratio is zero due to the Funds not holding any long term securities at any month end during the period.

*The Fund commenced operations on October 19, 2023.

FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS

Financial HighlightsSelected Per Share Data Throughout Each Period

See Notes to Financial Statements

	Inverse Tesla
	Year Ended June 30, 2025	Period Ended June 30, 2024*

Net asset value, beginning of period	$24.49	$30.00
Investment activities
Net investment income (loss)(1)	(0.03)	(0.25)
Net realized and unrealized gain (loss) on investments	(22.76)	(2.50)
Total from investment activities	(22.79)	(2.75)
Distributions
Net investment income	(0.05)	(2.13)
Net realized gain	—	(0.63)
Total distributions	(0.05)	(2.76)

Net asset value, end of period	$1.65	$24.49

Total Return(2)	(93.07% )	(7.87% )
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses	1.05%	1.05%
Net investment income (loss)	(1.05% )	(1.05% )
Portfolio turnover rate(2)(4)	0.00%	0.00%
Net assets, end of period (000’s)	$89,560	$41,387

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized for periods less than one year.

(4)Ratio is zero due to the Funds not holding any long term securities at any month end during the period.

*The Fund commenced operations on October 19, 2023.

FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS

Financial HighlightsSelected Per Share Data Throughout Each Period

See Notes to Financial Statements

	Long NVIDIA
	Year Ended June 30, 2025	Period Ended June 30, 2024*

Net asset value, beginning of period	$16.90	$2.50	(5)
Investment activities
Net investment income (loss)(1)	(0.14)	(0.07)
Net realized and unrealized gain (loss) on investments(3)	—	14.47
Total from investment activities	(0.14)	14.40
Distributions
Net realized gain	(2.17)	—
Total distributions	(2.17)	—

Net asset value, end of period	$14.59	$16.90

Total Return(2)	(1.49% )	575.94%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	1.05%	1.05%
Net investment income (loss)	(1.05% )	(0.97%	)
Portfolio turnover rate(2)	37,731.66%	5,300.58%
Net assets, end of period (000’s)	$646,714	$650,587

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(4)Ratios to average net assets have been annualized for periods less than one year.

(5) On July 16, 2024, Long NVIDIA effected a 10 for 1 stock split. All historical per share information has been retroactively adjusted to reflect this stock split (Note 5).

* The Fund commenced operations on October 19, 2023.

FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS

Financial HighlightsSelected Per Share Data Throughout Each Period

See Notes to Financial Statements

	Inverse NVIDIA
	Year Ended June 30, 2025	Period Ended June 30, 2024*

Net asset value, beginning of period	$6.02	$90.00 (5)
Investment activities
Net investment income (loss)(1)	(0.03)	(0.07)
Net realized and unrealized gain (loss) on investments	(4.48)	(77.39)
Total from investment activities	(4.51)	(77.46)
Distributions
Net investment income	(0.15)	(5.40)
Net realized gain	—	(1.12)
Total distributions	(0.15)	(6.52)

Net asset value, end of period	$1.36	$6.02

Total Return(2)	(76.27% )	(92.54% )
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses	1.05%	1.05%
Net investment income (loss)	(1.05% )	(1.05% )
Portfolio turnover rate(2)(4)	0.00%	0.00%
Net assets, end of period (000’s)	$47,573	$38,496

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized for periods less than one year.

(4)Ratio is zero due to the Funds not holding any long term securities at any month end during the period.

(5)On July 16, 2024, Inverse NVIDIA effected a 1 for 3 reverse stock split. All historical per share information has been retroactively adjusted to reflect this reverse stock split (Note 5).

*The Fund commenced operations on October 19, 2023.

FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS

Notes to Financial StatementsJune 30, 2025

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The T-Rex 2X Long Tesla Daily Target ETF (“Long Tesla”), T-Rex 2X Inverse Tesla Daily Target ETF (“Inverse Tesla”), T-Rex 2X Long NVIDIA Daily Target ETF (“Long NVIDIA”) and the T-Rex 2X Inverse NVIDIA Daily Target ETF (“Inverse NVIDIA”) are non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds commenced operations on October 19, 2023.

The investment objectives of Long Tesla, Inverse Tesla, Long NVIDIA and Inverse NVIDIA (collectively, the “Funds”) are as follows:

Fund	Objective
Long Tesla	To seek daily investment results, before fees and expenses, of 200% of the daily performance of Tesla, Inc. (NASDAQ: TSLA) (“TSLA”)
Inverse Tesla	To seek daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of TSLA
Long NVIDIA	To seek daily investment results, before fees and expenses, of 200% of the daily performance of NVIDIA Corp. (NASDAQ: NVDA) (“NVDA”)
Inverse NVIDIA	To seek daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of NVDA

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by Tuttle Capital Management, LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, is the information utilized for the day-today management of the Fund. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s portfolio manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedJune 30, 2025

Security Valuation

The Funds record investments at fair value. Generally, the Funds’ domestic securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Other assets for which market prices are not readily available are valued at their fair value under procedures set by the Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Funds’ policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market.

Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to methodologies established by the Board. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) approved by the Board based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term investments having a maturity of 60 days or less may be generally valued at amortized cost when it approximates fair value.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Futures and options on futures are valued at the settlement price determined by the exchange, or, if no settlement price is available, at the last sale price as of the close of business prior to when a Fund calculates Net Asset Value (“NAV”). Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Valuation Designee (as defined below). Swap agreements and other derivatives are generally valued daily depending on the type of instrument and reference assets based upon market prices, the mean between bid and asked price quotations from market makers, by a pricing service at a price received from the counterparty to the swap, or by the Valuation Designee in accordance with the valuation procedures approved by the Board.

FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedJune 30, 2025

The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of June 30, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Long Tesla
Assets
Common Stocks	$24,168,526	$—	$—	$24,168,526
Net Unrealized Appreciation on Total Return Swap Contracts	—	66,332,990	—	66,332,990
	$24,168,526	$66,332,990	$—	$90,501,516

Inverse Tesla
Liabilities
Net Unrealized Depreciation on Total Return Swap Contracts	$—	$(15,911,506)	$—	$(15,911,506)
	$—	$(15,911,506)	$—	$(15,911,506)

Long NVIDIA
Assets
Net Unrealized Appreciation on Total Return Swap Contracts	$—	$65,181,775	$—	$65,181,775
	$—	$65,181,775	$—	$65,181,775

FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedJune 30, 2025

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Inverse NVIDIA
Liabilities
Net Unrealized Depreciation on Total Return Swap Contracts	$—	$(14,337,303)	$—	$(14,337,303)
	$—	$(14,337,303)	$—	$(14,337,303)

Refer to the Funds’ Schedules of Investments for a listing of the securities by type. The Funds held no Level 3 securities at any time during the year ended June 30, 2025.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedJune 30, 2025

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended June 30, 2025, such reclassifications were due to the utilization of earnings and profits distributed to shareholders on redemption of shares and adjustments to prior period accumulated balances.

Fund	Paid-in Capital	Distributable Earnings
Long Tesla	$158,044,710	$(158,044,710)
Inverse Tesla	2,482,906	(2,482,906)
Long NVIDIA	271,884,839	(271,884,839)
Inverse NVIDIA	1,476,312	(1,476,312)

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid annually by the Funds. The Funds distribute their net realized capital gains, if any, to shareholders annually. The Funds may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Funds issue and redeem shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to

FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedJune 30, 2025

redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Funds’ principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of June 30, 2025:

	Creation Unit Shares	Creation Transaction Fee	Value
Long Tesla	10,000	$250	$161,100
Inverse Tesla	10,000	$250	$ 16,500
Long NVIDIA	10,000	$250	$145,900
Inverse NVIDIA	10,000	$250	$ 13,600

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Funds, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Funds to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares

FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedJune 30, 2025

and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

Derivatives

Each Fund may enter into total return swap contracts, which may be used either as economically similar substitutes for owning the reference asset specified in the swap contract, such as the securities that comprise a given market index, particular securities or commodities, or other assets or indicators. They also may be used as a means of obtaining exposure in markets where the reference asset is unavailable or it may otherwise be impossible or impracticable for a Fund to own that asset. “Total return” refers to the payment (or receipt) of the total return on the underlying reference asset, which is then exchanged for the receipt (or payment) of an interest rate. Total return swap contracts provide a Fund with the additional flexibility of gaining exposure to a market or sector index in a potentially more economical way.

Most swap contracts entered into by a Fund provide for the calculation and settlement of the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap contract will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swap contracts may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the return on the reference entity. A Fund’s current obligations under the types of swaps that the Funds expect to enter into (e.g., total return swap contacts) will be accrued daily (offset against any amounts owed to a Fund by the counterparty to the swap) and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by the Fund posting collateral to a tri-party account between the Fund’s custodian, the Fund, and the counterparty. However, typically no payments will be made until the settlement date. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis and if the counterparty to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedJune 30, 2025

The following table presents the Funds’ gross derivative assets and liabilities by counterparty and contract type, net of amounts available for the offset under a master netting agreement and the related collateral received or pledged by each Fund as of June 30, 2025.

Long Tesla
	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
TD Cowen	$38,138,881	$—	$38,138,881	$—	$38,138,881
CF Secured	—	1,500,241	(1,500,241)	(1,500,241)	—
Marex Prime Services	—	128,865	(128,865)	(128,865)	—
Natixis	36,784,311	—	36,784,311	—	36,784,311
Clear Street Derivatives	—	6,961,096	(6,961,096)	(6,961,096)	—
	$74,923,192	$8,590,202	$66,332,990	$(8,590,202)	$74,923,192

Inverse Tesla
	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
CF Secured	$—	$3,611,439	$(3,611,439)	$(3,611,439)	$—
TD Cowen	—	13,035,747	(13,035,747)	(13,035,747)	—
Clear Street Derivatives	735,680	—	735,680	—	735,680
	$735,680	$16,647,186	$(15,911,506)	$(16,647,186)	$735,680

Long NVIDIA
	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
CF Secured	$5,041,635	$—	$5,041,635	$—	$5,041,635
Marex Prime Services	—	467,636	(467,636)	(467,636)	—
TD Cowen	46,235,680	—	46,235,680	—	46,235,680
Natixis	—	1,399,774	(1,399,774)	(370,000)	(1,029,774)
Clear Street Derivatives	15,771,870	—	15,771,870	—	15,771,870
	$67,049,185	$1,867,410	$65,181,775	$(837,636)	$66,019,411

Inverse NVIDIA
	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
CF Secured	$—	$10,692,334	$(10,692,334)	$(10,692,334)	$—
Clear Street	—	3,644,969	(3,644,969)	(3,644,969)	—
	$—	$14,337,303	$(14,337,303)	$(14,337,303)	$—

*Statements of Assets and Liabilities location: Net unrealized appreciation (depreciation) on total return swap contracts.

**The actual collateral pledged (received) may be more than the amounts shown.

FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedJune 30, 2025

The average monthly notional amount of the total return swap contracts during the year ended June 30, 2025 were as follows:

Fund
Long Tesla	$789,289,655
Inverse Tesla	(146,546,033)
Long NVIDIA	1,193,396,884
Inverse NVIDIA	(100,050,641)

As of June 30, 2025, the Funds were invested in derivative contracts, which are reflected in the Statements of Assets and Liabilities as follows:

Risk: Equity
Derivative Type: Total return swap contracts
	Statements of Assets and Liabilities Location	Fair Value Amount
Long Tesla
Derivative Assets
	Net unrealized appreciation on total return swap contracts	$66,332,990
Inverse Tesla
Derivative Liabilities
	Net unrealized depreciation on total return swap contracts	$(15,911,506)
Long NVIDIA
Derivative Assets
	Net unrealized appreciation on total return swap contracts	$65,181,775
Inverse NVIDIA
Derivative Liabilities
	Net unrealized depreciation on total return swap contracts	$(14,337,303)

FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedJune 30, 2025

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity price risk for the year ended June 30, 2025, is as follows:

Fund	Realized Gain (Loss) on Derivatives*	Change in Unrealized Appreciation (Depreciation) on Derivatives**
Long Tesla	$317,534,353	$(31,863,498)
Inverse Tesla	(116,681,985)	(7,118,013)
Long NVIDIA	232,561,639	(148,157,535)
Inverse NVIDIA	(21,299,102)	(13,230,960)

*Statements of Operations location: Net realized gain (loss) on total return swap contracts.

**Statements of Operations location: Net change in unrealized appreciation (depreciation) on total return swap contracts.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

Payable to Affiliate

Payable to affiliate represents amounts due to an affiliated Fund. These amounts were recorded at year-end and settled subsequent to the reporting period.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of each of the Funds’ investments. The Advisor also: (i) furnishes the Funds with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of each Fund’s assets, subject to the authority of the Board; and (iii) is responsible for

FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedJune 30, 2025

oversight of the Funds’ sub-advisor. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Funds, to pay all expenses of each Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

For its services with respect to the Funds, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of each Fund’s average daily net assets, at a rate of 1.05%.

REX Advisers, LLC (“REX”), a Delaware limited liability company and investment adviser registered with the SEC, located in Fairfield, Connecticut, is an independent sponsor of ETFs. REX’s research was used in the creation of the Funds’ trading strategy. REX does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Funds. REX is not related to the Advisor, the Fund or any of the underlying stocks of the Funds. REX makes no representation or warranty, express or implied, to the owners of the Shares or any member of the public regarding the advisability of investing in securities generally or in the Shares in particular, or as to the ability of any Fund to meet its investment objective.

The Advisor has entered into an agreement with the Sponsor pursuant to which REX and the Advisor have jointly assumed the obligation of the Advisor to pay all expenses of the Funds, except Excluded Expenses. REX will also provide marketing support for the Funds including, but not limited to, distributing the Funds’ materials and providing the Funds with access to and the use of REX’s other marketing capabilities, including communications through print and electronic media. For its services, REX is entitled to a fee from the Advisor, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of the Funds.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly. The Advisor pays these fees monthly.

FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedJune 30, 2025

Custodian

Citibank, N.A. serves as the Fund’s Custodian pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Services Agreement. For its services, Citi Fund Services, Ohio, Inc. is entitled to a fee. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Funds’ principal underwriter pursuant to an ETF Distribution Agreement. For its services, Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these fees.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a partner of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

The Fund’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Fund for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedJune 30, 2025

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than short-term securities for the year ended June 30, 2025, were as follows:

	Purchases	Sales
Long Tesla	$804,797,502	$774,715,212
Inverse Tesla	—	—
Long NVIDIA	1,574,195,876	1,636,500,786
Inverse NVIDIA	—	—

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions for the periods ended June 30, 2025 and 2024, respectively, were as follows:

	Period Ended June 30, 2025*	Year Ended June 30, 2025	Period Ended June 30, 2025**	Year Ended June 30, 2025
	Long Tesla	Inverse Tesla	Long NVIDIA	Inverse NVIDIA
Distributions paid from:
Ordinary income	$—	$1,847,467	$92,910,312	$2,059,219
	$—	$1,847,467	$92,910,312	$2,059,219

*Long Tesla had an initial tax period ended August 31, 2024. Long Tesla intends to adopt a tax period ended June 30, 2025.

**Long NVIDIA had an initial tax period ended September 30, 2024. Long NVIDIA intends to adopt a tax period ended June 30, 2025.

	Period Ended June 30, 2024
	Long Tesla	Inverse Tesla	Long NVIDIA	Inverse NVIDIA
Distributions paid from:
Ordinary income	$—	$469,104	$—	$130,434
	$—	$469,104	$—	$130,434

FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedJune 30, 2025

As of August 31, 2024, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Long Tesla
Accumulated net investment income (accumulated deficits)	$(23,939,643)
Other accumulated losses	(6,540,308)
Net unrealized appreciation (depreciation)	17,428,331
$(13,051,620)

As of September 30, 2024, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Long NVIDIA
Accumulated realized gains	$92,910,312
Net unrealized appreciation (depreciation)	18,821,285
$111,731,597

As of June 30, 2025 the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

	Long Tesla	Inverse Tesla	Long NVIDIA	Inverse NVIDIA
Accumulated net investment income (accumulated deficits)	$—	$267,858	$20,040,545	$—
Other accumulated losses	—	(135,974,623)	—	(42,820,968)
Net unrealized appreciation (depreciation)	67,672,788	(16,748,359)	68,953,530	(14,476,286)
	$67,672,788	$(152,455,124)	$88,994,075	$(57,297,254)

As of June 30, 2025, the Funds had the following capital loss carryforwards. These losses may be carried forward indefinitely.

	Short Term	Long Term	Total
Long Tesla	$—	$—	$—
Inverse Tesla	123,282,824	12,691,799	135,974,623
Long NVIDIA	—	—	—
Inverse NVIDIA	42,820,968	—	42,820,968

FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedJune 30, 2025

Long Tesla utilized $6,540,308 of capital loss carryforwards from the prior year to offset net realized gains from the year ended June 30, 2025.

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Long Tesla	$27,034,560	$67,682,455	$(9,667)	$67,672,788
Inverse Tesla	—	—	(16,748,359)	(16,748,359)
Long NVIDIA	—	68,953,530	—	68,953,530
Inverse NVIDIA	—	—	(14,476,286)	(14,476,286)

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax treatment of total return swap contracts and the deferral of wash sale losses.

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Funds are listed for trading on the Cboe BZX Exchange, Inc. (each an “Exchange”), and trade at market prices rather than at NAV. Shares of the Funds may trade at a price that is greater than, at, or less than NAV. The Funds will issue and redeem shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Funds.

All orders to create Creation Units must be placed with the Funds’ distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Funds were as follows:

	Year Ended June 30, 2025
	Long Tesla	Inverse Tesla	Long NVIDIA(1)	Inverse NVIDIA(2)
Shares sold	64,740,000	307,800,000	149,140,000	224,448,160
Shares redeemed	(67,340,000)	(255,310,000)	(143,300,000)	(195,893,333)
Net increase (decrease)	(2,600,000)	52,490,000	5,840,000	28,554,827

FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedJune 30, 2025

	Period Ended June 30, 2024
	Long Tesla	Inverse Tesla	Long NVIDIA(1)	Inverse NVIDIA(2)
Shares sold	44,660,000	8,610,000	114,800,000	14,678,667
Shares redeemed	(18,310,000)	(6,920,000)	(76,300,000)	(8,280,000)
Net increase (decrease)	(26,350,000)	1,690,000	38,500,000	6,396,667

(1)Share amounts for Long NVIDIA have been adjusted for a 10 for 1 stock split effective on July 16, 2024.

(2)Share amounts for Inverse NVIDIA have been adjusted for a reverse 1 to 3 stock split effective on July 16, 2024.

On June 21, 2024, the Board of the Trust approved a stock split for Long NVIDIA at a split ratio of 10:1 and approved a reverse stock split for Inverse NVIDIA at a reverse split ratio of 1:3. The Creation Unit size for each Fund remains at 10,000 shares per unit.

For Long NVIDIA, the record date for the stock split was July 15, 2024, and the stock split was effectuated after the close of trading on July 15, 2024. Shares of Long NVIDIA began trading on a split-adjusted basis on July 16, 2024.

For Inverse NVIDIA, the record date for the reverse stock split was July 15, 2024, and the reverse stock split was effectuated after the close of trading on July 15, 2024. Shares of Inverse NVIDIA began trading on a split-adjusted basis on July 16, 2024.

All historical per share information has been retroactively adjusted to reflect these stock splits. Set forth below are details regarding the splits effected on July 16, 2024:

	Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
Long NVIDIA	7/15/2024	10 for 1	$174.20	$17.42	4,150,000	41,500,000
Inverse NVIDIA	7/15/2024	1 for 3	$ 1.88	$ 5.64	21,240,000	7,080,000

NOTE 6 – RISKS OF INVESTING IN THE FUNDS

An investment in the Funds entails risk. A Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested a Fund. A Fund is not a complete investment program. In addition, the Funds present risks not traditionally associated with other mutual funds and ETFs. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. A complete description of the principal risks is included in the Funds’ prospectus under the heading “Principal Risks.”

FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedJune 30, 2025

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS

Report of Independent Registered Public Accounting FirmJune 30, 2025

To the Shareholders of
T-Rex 2X Long Tesla Daily Target ETF,
T-Rex 2X Inverse Tesla Daily Target ETF,
T-Rex 2X Long NVIDIA Daily Target ETF, and
T-Rex 2X Inverse NVIDIA Daily Target ETF and
Board of Trustees of ETF Opportunities Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of T-Rex 2X Long Tesla Daily Target ETF, T-Rex 2X Inverse Tesla Daily Target ETF, T-Rex 2X Long NVIDIA Daily Target ETF, and T-Rex 2X Inverse NVIDIA Daily Target ETF (the “Funds”) each a series of ETF Opportunities Trust, as of June 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended June 30, 2025 and for the period October 19, 2023 (commencement of operations) to June 30, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2025, the results of their operations, the changes in net assets and the financial highlights for the year ended June 30, 2025 and for the period October 19, 2023 (commencement of operations) to June 30, 2024, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS

Report of Independent Registered Public Accounting FirmJune 30, 2025

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor to Funds within the investment company complex since 2019.

COHEN & COMPANY, LTD.

Cleveland, Ohio
August 29, 2025

FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS

Supplemental Information (unaudited)June 30, 2025

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

The Trustees of the Trust authorized a Special Meeting of Shareholders that was held on August 15, 2024 (the “Special Meeting”). The Special Meeting was called for the purpose of electing Trustees to the Trust. Because the Special Meeting involved a matter that affected the Trust as a whole, the proposal was put forth for consideration by shareholders of each series of the Trust, including the Fund. A quorum of shareholders was not achieved and the Special Meeting was adjourned without action.

Remuneration paid to Trustees, Officers, and others of open-end management investment companies.

Tuttle Capital Management, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes proxy disclosures for open-end management investment companies in the Supplemental Information.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.  CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 4, 2025

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: September 4, 2025

* Print the name and title of each signing officer under his or her signature.